Investment In Unconsolidated Affiliates - Summarized Financial Data of Joint Ventures (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	$ 30,113	$ 25,231	$ 22,012	$ 20,758
As reported on Balance Sheet [Member] | BaySaver [Member]
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	5,217	5,202
Receivable from unconsolidated joint venture	216	6
As reported on Balance Sheet [Member] | Tigre-ADS USA [Member]
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	3,406
Receivable from unconsolidated joint venture	25
As reported on Balance Sheet [Member] | Tigre ADS [Member]
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	21,490	22,029	22,012
Receivable from unconsolidated joint venture	5,234	8,899	8,113
ADS' guarantee of unconsolidated joint venture debt
Maximum Exposure [Member] | BaySaver [Member]
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	5,217	5,202
Receivable from unconsolidated joint venture	216	6
Maximum Exposure [Member] | Tigre-ADS USA [Member]
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	3,406
Receivable from unconsolidated joint venture	25
Maximum Exposure [Member] | Tigre ADS [Member]
Investments in and Advances to Affiliates [Line Items]
Investment in unconsolidated affiliates	21,490	22,029	22,012
Receivable from unconsolidated joint venture	5,234	8,899	8,113
ADS' guarantee of unconsolidated joint venture debt	$ 7,000	$ 7,000	$ 7,000